Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of consolidated and combined financial statements in conformity with US GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company’s actual results could differ materially from the estimates upon which the carrying values were based.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue from Hung Lei operations is recorded monthly based upon Hung Lei’s share of the net gaming wins or losses in the Hung Lei VIP Gaming Room. The amounts due Hung Lei are calculated and reported by Galaxy Casino on a monthly basis, usually within ten days of the month end.

In accordance with long standing industry practice in Macau, Hung Lei’s operations in Galaxy Casino have revenue and loss sharing arrangements. Under these arrangements, Hung Lei shared in Hung Lei’s VIP gaming room wins or losses from the gaming patrons who were introduced by agents and the agents were recruited by Hung Lei. Typically, wins and losses are allocated as 40.25% to 45% of net gaming wins on a pre-gaming tax basis. Hung Lei or Galaxy Casino may adjust these arrangements with adequate notice and agreement by both parties to the arrangement.

Additionally, Hung Lei earns revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.045%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to VIP gaming room patrons and is included in gross revenues. Additionally, the Company receives service revenues for hotel and casino services charged to junket agents, which are recorded net of costs. These revenues are recorded as part of revenue from VIP gaming operations in the statements of operations.

Total rolling chip turnover in the VIP gaming room was approximately $2,166,810,628, $2,363,427,054 and $1,716,184,971 for the years ended December 31, 2013 and 2012 and for the period from May 20, 2011 (date of inception) through December 31, 2011, respectively.

Promoters [Policy Text Block]
VIP Gaming Room Cage and Marker Accounting

In the VIP gaming room, gaming patrons primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

A gaming patron can be a player, a junket agent or even a collaborator. Whoever signs on the marker and takes delivery of the non-negotiable chips at the casino cage and carries them over to the game table is the borrower. It is also common practice that the gaming patron taking delivery of the non-negotiable chips shares the chips with other gaming patrons for the purpose of achieving a higher rolling volume (if the gaming patron is a junket agent, they are entitled to receive rolling commission even when the borrowed chips are wagered by third parties acquainted with them - offset against any credit extended to them) without receiving immediate payment in cash for the non-negotiable chips. Under Macau law, licensed gaming promoters are permitted to extend credit to gaming patrons creating a civil obligation to pay. This credit is typically unsecured but is generally offset by the rolling commissions payable to a gaming patron.

The Promoter Company does not currently extend credit to junket agents.

Receivables, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from casino operators. When deemed necessary, the Company records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Commissions, Policy [Policy Text Block]
Advance Commission

Hung Lei received an advance commission in excess of earnings during the year ended December 31, 2013, which was repaid during January 2014, and has been recorded as a liability as of December 31, 2013. Hung Lei received an advance commission in excess of earnings during the period ended December 31, 2011, which was repaid during January 2012, and has been recorded as a liability as of December 31, 2011.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including due to/from related party, the carrying amounts approximate fair value due to their relatively short maturities.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables, certain other current assets and current liabilities, including notes payable and convertible notes, each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

⋅	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

⋅
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

⋅	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company did not identify any non-recurring assets and liabilities that are required to be presented in the balance sheets at fair value in accordance with ASC 825.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations and Risks

The Company’s current operations are conducted in Macau. Accordingly, the Company’s financial condition and results of operations may be influenced by the political, economic and legal environment in the People’s Republic of China (“PRC”) and by the general state of the PRC economy. The Company’s operations in Macau are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Foreign Currency Translations And Comprehensive Income [Policy Text Block]
Foreign Currency Translations and Comprehensive Income

The reporting currency of the Company is the United States dollar (“US$”). The Company uses the Hong Kong Dollar (“HK$”) as its functional currency. Assets and liabilities are translated using the exchange rates prevailing at the balance sheet dates and items related to the statement of operations are translated using the average exchange rate for the period. Equity accounts are translated at their historical rates. Cash flows are also translated at the average exchange rates for the period. Therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets. Translation adjustments resulting from this process are included in other comprehensive income in the statement of shareholders’ deficit. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. The following table details the exchange rates used for the respective periods:

	December 31,	December 31,	December 31,
	2013	2012	2011

Period end HK$: US$ exchange rate	$7.7679	$7.7514	$7.7681
Average period HK$: US$ exchange rate	$7.7849	$7.7571	$7.7849

Foreign Currency Transaction Gains And Losses [Policy Text Block]
Foreign Currency Transaction Gains and Losses

Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. Historically, the Company has not entered into any currency trading or hedging transactions, although there is no assurance that the Company will not enter into such transactions in the future.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share

Basic earnings per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and stock awards. The Company does not have any potentially dilutive common shares.

The components of basic and diluted earnings per share consist of the following:

	For the Year		For the Period
	Ended	For the Year	From May 20, 2011
	December 31, 2013	Ended December 31, 2012	(Date of Inception) To December 31, 2011

Net income (loss) for basic earnings per share	$170,351	$(4,383)	$(1,156)
Basic weighted average number of shares	14,960,976	14,295,836	14,295,836
Net income (loss) per share – basic	$0.01	$(0.00)	$(0.00)
Net income (loss) for diluted earnings per share	170,351	(4,383)	(1,156)
Diluted weighted average number of shares	14,960,976	14,295,836	14,295,836
Net loss per share – diluted	$0.01	$(0.00)	$(0.00)

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company is incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes.

Hung Lei is not subject to Macau Complimentary tax, because, pursuant to the VIP gaming promoter agreements with Galaxy Casino, gaming revenue is received net of taxes collected by the Macau SAR paid directly by Galaxy Casino on a monthly basis. No provision for Macau Complimentary tax has been made. As VIP gaming promoters, Hung Lei is subject to a tax on the amount of non-negotiable chips wagered by gaming patrons in the VIP gaming rooms (“rolling chips turnover”), which is referred to as a “rolling tax.” The rolling tax is deducted and paid by Galaxy Casino on a monthly basis. The rate of rolling tax is 0.01% on the rolling chips turnover of the VIP gaming room and the rolling tax is deducted as a cost of revenues.

The Company is not incorporated nor does it engage in any trade or business in the United States and is not subject to United States federal income taxes. The Company did not derive any significant amount of income subject to such taxes and accordingly, no relevant tax provision is made in the statements of operations.

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date.

The Company prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2013, 2012 and 2011, there were no amounts that had been accrued with respect to uncertain tax positions.

The Company prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2013, 2012 and 2011, there were no amounts that had been accrued with respect to uncertain tax positions.

Advertising Costs, Policy [Policy Text Block]
Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense. Advertising costs were not significant for the years ended December 31, 2013, 2012 and 2011.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Pronouncements

Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists: An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. For example, an entity should not evaluate whether the deferred tax asset expires before the statute of limitations on the tax position or whether the deferred tax asset may be used prior to the unrecognized tax benefit being settled. The amendments in this Update do not require new recurring disclosures. ASU Topic No. 2013 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.

In April 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-08, "Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360)."  ASU 2014-08 amends the requirements for reporting discontinued operations and requires additional disclosures about discontinued operations.  Under the new guidance, only disposals representing a strategic shift in operations or that have a major effect on the Company's operations and financial results should be presented as discontinued operations.  This new accounting guidance is effective for annual periods beginning after December 15, 2014.  The Company is currently evaluating the impact of adopting ASU 2014-08 on the Company's results of operations or financial condition.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP.  The standard is effective for annual periods beginning after December 15, 2016, and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures).  Early adoption is not permitted.  The Company is currently evaluating the impact of the pending adoption of ASU 2014-09 on its consolidated financial statements and has not yet determined the method by which it will adopt the standard beginning July 1, 2017.

In June 2014, the FASB issued Accounting Standards Update No. 2014-12, Compensation — Stock Compensation (Topic 718), Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (a consensus of the FASB Emerging Issues Task Force) (ASU 2014-12).  The guidance applies to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. For all entities, the amendments in this Update are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The effective date is the same for both public business entities and all other entities.  The Company is currently evaluating the impact of adopting ASU 2014-12 on the Company's results of operations or financial condition.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entities Ability to Continue as a Going Concern (ASU 2014-15).  The guidance in ASU 2014-15 sets forth management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern as well as required disclosures. ASU 2014-15 indicates that, when preparing financial statements for interim and annual financial statements, management should evaluate whether conditions or events, in the aggregate, raise substantial doubt about the entity's ability to continue as a going concern for one year from the date the financial statements are issued or are available to be issued. This evaluation should include consideration of conditions and events that are either known or are reasonably knowable at the date the financial statements are issued or are available to be issued, as well as whether it is probable that management's plans to address the substantial doubt will be implemented and, if so, whether it is probable that the plans will alleviate the substantial doubt. ASU 2014-15 is effective for annual periods ending after December 15, 2016, and interim periods and annual periods thereafter. Early application is permitted.  The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.